UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                         811-6377

DREYFUS MUNICIPAL FUNDS, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	08/31
Date of reporting period:	5-31-09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Municipal Money Market Fund

May 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.2%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--3.0%
Birmingham Industrial Development
Board, Revenue (Diamond
Displays, Inc. Project) (LOC;
Regions Bank)		3.30	6/7/09	2,135,000 a	2,135,000
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation and LOC;
National Rural Utilities
Cooperative Finance
Corporation)		2.85	11/15/09	3,000,000	3,000,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)		0.50	6/7/09	2,300,000 a	2,300,000
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project) (LOC;
Regions Bank)		3.30	6/7/09	1,695,000 a	1,695,000

Arizona--1.5%
Arizona State University Board of
Regents, System Revenue,
Refunding (Insured; FSA)		5.25	7/1/09	1,060,000	1,064,026
Yavapai County Industrial
Development Authority, HR
(Northern Arizona Healthcare
System) (LOC; Banco Bilbao
Vizcaya Argentaria)		0.32	6/7/09	3,500,000 a	3,500,000

Colorado--3.6%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)	0.46	6/7/09	5,000,000 a	5,000,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	1.80	6/7/09	3,500,000 a	3,500,000
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)	0.89	6/7/09	2,610,000 a	2,610,000

District of Columbia--4.7%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.36	6/7/09	6,350,000 a,b	6,350,000
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)	0.44	6/7/09	1,995,000 a	1,995,000
Metropolitan Washington DC
Airports Authority, CP (LOC;
Bank of America)	0.50	6/12/09	2,100,000	2,100,000
Washington DC Metropolitan Area
Transit Authority, CP (LOC;
Wachovia Bank)	0.35	6/9/09	3,900,000	3,900,000

Florida--4.6%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.50	6/7/09	2,835,000 a,b	2,835,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	10,000,000	10,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	0.50	6/7/09	1,370,000 a	1,370,000

Georgia--3.8%
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of
Athens, Inc. Project) (LOC;
SunTrust Bank)	2.80	6/7/09	3,000,000 a	3,000,000
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit
Locale)	2.50	6/7/09	4,570,000 a	4,570,000
Georgia,
GO Notes	6.70	8/1/09	690,000	696,732
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	1.65	6/2/09	3,400,000	3,400,000

Hawaii--.5%
Hawaii,
GO Notes	6.00	10/1/09	1,400,000	1,425,788

Idaho--.5%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	0.50	6/1/09	1,545,000 a	1,545,000

Illinois--1.4%
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	1.38	6/7/09	1,000,000 a	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	0.60	6/7/09	1,100,000 a	1,100,000
Illinois Finance Authority,
Revenue (Elgin Academy
Project) (LOC; Charter One

Bank N.A.)	3.38	6/7/09	2,185,000 a	2,185,000

Indiana--1.0%
Elkhart County,
Revenue (Hubbard Hill Estates,
Inc. Project) (LOC; Fifth
Third Bank)	3.05	6/7/09	3,135,000 a	3,135,000

Iowa--1.6%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.52	6/7/09	5,000,000 a	5,000,000

Kansas--.6%
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	0.60	6/7/09	1,800,000 a	1,800,000

Kentucky--1.6%
Williamstown,
Lease Program Revenue
(Kentucky League of Cities
Funding Trust) (LOC; U.S. Bank
NA)	0.34	6/7/09	4,970,000 a	4,970,000

Louisiana--3.4%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.95	6/7/09	2,800,000 a	2,800,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Price
LeBlanc Facility, L.C.
Project) (LOC; Regions Bank)	3.25	6/7/09	3,500,000 a	3,500,000
Louisiana Public Facilities
Authority, Revenue (II City
Plaza LLC Project) (LOC;
Regions Bank)	3.25	6/7/09	4,000,000 a	4,000,000

Maine--.6%

Maine Municipal Bond Bank,
Revenue	4.00	11/1/09	1,825,000	1,851,981

Maryland--1.6%
Baltimore County,
GO Notes, Refunding
(Consolidated Public
Improvement)	3.00	8/1/09	3,160,000	3,172,883
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	0.64	6/7/09	1,645,000 a	1,645,000

Massachusetts--3.6%
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.47	6/7/09	11,000,000 a	11,000,000

Michigan--5.8%
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.30	8/5/09	5,000,000	5,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.50	6/7/09	5,900,000 a	5,900,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	0.65	6/7/09	4,000,000 a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	1.00	6/7/09	2,760,000 a	2,760,000

Minnesota--1.1%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.60	6/7/09	3,340,000 a	3,340,000

Mississippi--.7%
Mississippi,
Highway Revenue, Refunding
(Four-Lane Highway Program
Issue)	5.25	6/1/09	2,000,000	2,000,000

Nevada--5.4%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	1.80	6/7/09	15,500,000 a	15,500,000
Clark County Water Reclamation
District, GO Notes, Refunding	5.00	7/1/09	1,000,000	1,003,745

New Hampshire--.7%
New Hampshire Health and
Educational Facilities
Authority, Revenue (University
System of New Hampshire Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.20	6/1/09	2,100,000 a	2,100,000

New York--2.3%
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	0.63	6/7/09	3,000,000 a,b	3,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank
Hessen-Baden-Wurttemberg)	1.20	6/1/09	4,000,000 a	4,000,000

North Carolina--4.3% Iredell County Industrial Facilities and Pollution Control Financing Authority, IDR (C.R. Onsrud, Inc.

Project) (LOC; Wachovia Bank)	0.60	6/7/09	2,805,000 a	2,805,000
North Carolina Capital Facilities

Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.27	6/7/09	4,000,000 a	4,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.36	6/7/09	6,280,000 a,b	6,280,000

Ohio--2.0%
Franklin County,
GO Notes, Refunding	5.00	6/1/09	1,000,000	1,000,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.35	7/14/09	5,000,000	5,000,000

Oklahoma--4.8%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; SunTrust Bank)	3.00	6/7/09	7,500,000 a	7,500,000
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	7/1/09	1,160,000	1,164,255
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.00	8/17/09	6,000,000	6,000,000

Pennsylvania--5.3%
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	0.55	6/7/09	1,600,000 a	1,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.30	6/7/09	2,400,000 a	2,400,000
Lancaster County Hospital

Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.39	6/7/09	1,380,000 a	1,380,000
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.25	6/7/09	3,275,000 a	3,275,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.54	6/7/09	5,000,000 a	5,000,000
Philadelphia Authority for
Industrial Development,
Revenue (Gift of Life Donor
Program Project) (LOC;
Commerce Bank NA)	0.29	6/7/09	2,400,000 a	2,400,000

South Carolina--1.6%
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty and
Liquidity Facility; Branch
Banking and Trust Co.)	0.85	6/7/09	5,000,000 a	5,000,000

Tennessee--8.0%
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	3.25	6/7/09	4,300,000 a	4,300,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, MFHR (The
Fountain Apartments Project)
(LOC; Fifth Third Bank)	4.60	6/7/09	10,000,000 a	10,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.39	6/7/09	3,380,000 a,b	3,380,000

Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.39	6/7/09	6,885,000 a,b	6,885,000

Texas--6.7%
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	1.00	6/7/09	3,225,000 a	3,225,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	0.45	7/13/09	1,350,000	1,350,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	0.50	8/18/09	600,000	600,000
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	0.45	8/18/09	4,800,000	4,800,000
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Bank of America)	0.26	6/1/09	2,900,000 a	2,900,000
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	0.66	6/1/09	1,800,000 a	1,800,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	0.60	6/7/09	5,945,000 a	5,945,000

Vermont--1.2% Vermont Economic Development Authority, Revenue, CP (Economic Development Capital

Program) (LOC; Calyon)	0.72	7/16/09	2,900,000	2,900,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC;

Comerica Bank)	1.27	6/7/09	780,000 a	780,000

Virginia--2.9%
Hampton,
GO Notes, Refunding (Public
Improvement)	5.00	8/1/09	1,000,000	1,007,387
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.42	6/7/09	2,855,000 a	2,855,000
Virginia Port Authority,
Subordinate Port Facilities
Revenue, BAN	3.00	7/1/09	5,000,000	5,004,230

Washington--.9%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	0.40	6/7/09	2,610,000 a	2,610,000

Wisconsin--7.9%
Milwaukee County,
GO Notes (Corporate Purpose)	5.00	8/1/09	2,525,000	2,543,146
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	0.65	6/7/09	3,350,000 a	3,350,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Amery Regional Medical
Center, Inc.) (LOC; Fifth
Third Bank)	2.15	6/7/09	8,000,000 a	8,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One)	0.40	6/7/09	3,115,000 a	3,115,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.39	6/7/09	4,200,000 a	4,200,000
Wisconsin School Districts,

COP, TRAN (Cash Flow
Management Program) (LOC; U.S.
Bank NA)	3.00	9/17/09	3,000,000	3,010,462

Total Investments (cost $303,119,635)			99.2%	303,119,635
Cash and Receivables (Net)			.8%	2,396,059
Net Assets			100.0%	305,515,694

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $28,730,000 or 9.4% of net assets.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	303,119,635
Level 3 - Significant Unobservable Inputs	-
Total	303,119,635

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015%, .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund

May 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.3%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--99.6%
Bradley Beach Borough Board of
Education, GO Notes	3.25	6/1/09	100,000	100,000
Brigantine,
GO Notes, BAN	3.00	8/5/09	2,565,000	2,568,573
Burlington County,
GO Notes (County College)	2.10	6/15/09	600,000	599,993
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental Leasing
Program)	4.00	9/15/09	100,000	100,787
Burlington Township Board of
Education, GO Notes, Refunding	5.00	1/15/10	380,000	389,143
Cinnaminson Township Board of
Education, GO Notes, Refunding	2.00	7/15/09	475,000	475,570
Clinton Township Board of
Education, Temporary Notes	4.50	7/8/09	1,232,471	1,235,396
Cranbury Township,
GO Notes, Refunding (General
Improvement)	3.00	12/1/09	260,000	262,576
Essex County Improvement
Authority, Guaranteed LR
(County Correctional Facility
Project)	5.50	10/1/09	100,000	101,149
Franklin Township Board of
Education, GO Notes,
Refunding	3.00	8/15/09	150,000 a	150,412
Gloucester County,
GO Notes (County College)	2.00	1/15/10	185,000	186,145
Gloucester Township,
GO Notes, BAN	2.50	9/9/09	1,690,000	1,691,722
Greater Egg Harbor Regional High
School District, Temporary
Notes	3.50	8/26/09	1,320,000	1,321,543

Hawthorne Borough,
GO Notes (General Improvement)
(Insured; Assured Guaranty)	3.00	9/1/09	105,000	105,260
Hazlet Township,
GO Notes (Insured; Assured
Guaranty)	4.38	8/1/09	258,000	259,008
Hudson County,
GO Notes (County College Bonds)	4.00	7/15/09	100,000	100,220
Little Ferry Borough Board of
Education, GO Notes (School
Bonds)	2.50	6/15/09	275,000	275,036
Long Branch,
GO Notes, BAN	2.25	8/14/09	1,000,000	1,000,257
Mantua Township,
GO Notes	3.50	8/1/09	100,000	100,205
Medford Township,
GO Notes	3.75	7/1/09	100,000	100,125
Medford Township,
GO Notes (Insured; FSA)	3.50	7/15/09	140,000	140,249
Mount Olive Township Board of
Education, GO Notes	4.00	7/15/09	100,000	100,346
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/09	350,000	350,336
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	500,000	500,579
New Jersey,
GO Notes (Various Purposes)	4.00	6/1/09	200,000	200,000
New Jersey,
GO Notes, Refunding	5.00	7/15/09	150,000	150,745
New Jersey,
GO Notes, Refunding	6.00	7/15/09	200,000	201,092
New Jersey,
GO Notes, Refunding	5.25	8/1/09	150,000	151,037
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/09	140,000	143,007
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;

Wachovia Bank)	1.32	6/7/09	420,000 b	420,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	2.85	6/7/09	450,000 b	450,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	0.54	6/7/09	2,125,000 b	2,125,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wachovia Bank)	0.50	6/7/09	1,000,000 b	1,000,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.59	6/7/09	1,110,000 b	1,110,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.60	6/7/09	1,265,000 b	1,265,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National
Bank)	0.57	6/7/09	1,300,000 b	1,300,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.45	6/7/09	2,600,000 b	2,600,000
New Jersey Economic Development
Authority, LR (State Office
Buildings Projects)	5.75	6/15/09	200,000	200,270
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/09	5,075,000	5,088,570
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank)	0.60	6/7/09	3,685,000 b	3,685,000
New Jersey Economic Development
Authority, Revenue (Melrich

Road Development Company, LLC
Project) (LOC; Wachovia Bank)	0.60	6/7/09	2,100,000 b	2,100,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wachovia Bank)	0.60	6/7/09	845,000 b	845,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.49	6/7/09	4,100,000 b	4,100,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA)	0.49	6/7/09	650,000 b	650,000
New Jersey Economic Development
Authority, Revenue (The Hun
School of Princeton Project)
(LOC; Allied Irish Banks)	1.09	6/7/09	3,605,000 b	3,605,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/09	800,000	800,819
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	850,000	856,491
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	1,450,000	1,463,250
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Bank of
America)	0.59	6/7/09	1,895,000 b,c	1,895,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding	5.00	12/15/09	250,000	255,068
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Allied Irish
Banks)	0.75	6/7/09	7,000,000 b	7,000,000
New Jersey Educational Facilities
Authority, Higher Education

Facilities Trust Fund Revenue,
Refunding	5.00	9/1/09	450,000	453,625
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.50	7/1/09	115,000	115,380
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)	4.00	7/1/09	700,000	701,229
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Seton Hall University Project)	5.25	7/1/09	150,000	150,336
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	2.90	6/7/09	5,090,000 b	5,090,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.00	9/1/09	400,000	403,923
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/09	250,000	251,921
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.42	6/7/09	1,000,000 b,c	1,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Kennedy Health
System Obligated Group Issue)	5.00	7/1/09	200,000	200,162
New Jersey Housing and Mortgage
Finance Agency, MFHR	5.55	11/1/09	170,000	172,501
New Jersey Housing and Mortgage
Finance Agency, MFHR (LOC;
Dexia Credit Locale)	1.75	6/7/09	3,000,000 b	3,000,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia

Credit Locale)	2.05	6/7/09	3,900,000 b	3,900,000
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.50	9/15/09	5,255,000	5,319,254
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.63	9/15/09	200,000	201,980
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	330,000	330,404
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/09	500,000	508,790
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.00	6/15/09	200,000 d	200,281
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.13	6/15/09	105,000 d	105,143
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.50	6/7/09	7,000,000 b	7,000,000
Newark,
GO Notes	4.00	7/15/09	350,000	350,816
North Bergen Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.25	3/1/10	355,000	356,966
Northern Highlands Regional High
School District Board of
Education, GO Notes	3.50	6/15/09	110,000	110,031
Ocean City,
GO Notes (General Improvement)
(Insured; Assured Guaranty)	5.00	7/15/09	180,000	180,587
Ocean County,
GO Notes (College Capital
Improvement)	3.00	8/1/09	185,000	185,305
Ocean County,
GO Notes, Refunding	5.00	8/1/09	265,000	266,662
Old Bridge Municipal Utilities
Authority, Revenue, Refunding	2.00	11/1/09	100,000	100,299
Orange Township,

GO Notes, Refunding	4.00	12/1/09	280,000	284,160
Paramus School District,
GO Notes, GAN	2.50	9/11/09	1,391,310	1,392,449
Pennsauken Township,
GO Notes	3.50	9/1/09	235,000	236,472
Plainfield Board of Education
GO Notes, Refunding	2.00	8/1/09	230,000	230,377
Port Authority of New York and New
Jersey (Consolidated Bonds,
122nd Series)	5.25	7/15/09	1,050,000	1,053,740
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.10	6/2/09	865,000	865,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	1.10	6/4/09	3,175,000	3,175,000
Port Authority of New York and New
Jersey, Equipment Notes	0.53	6/7/09	1,745,000 b	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	0.53	6/7/09	1,615,000 b	1,615,000
Rutherford,
GO Notes, BAN	1.50	6/30/09	1,460,500	1,461,072
Sea Isle City,
GO Notes, Refunding	3.00	9/1/09	225,000 a	225,992
Seaside Park Borough,
GO Notes (Insured; Assured
Guaranty)	3.00	9/1/09	340,000	340,843
Springfield Township Board of
Education, GO Notes	3.00	6/15/09	500,000	500,335
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.82	6/7/09	7,440,000 b,c	7,440,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity

Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	0.82	6/7/09	5,580,000 b,c	5,580,000
Wayne Township,
GO Notes, BAN	2.50	9/18/09	1,076,470	1,077,412
West New York,
GO Notes	5.00	6/15/09	800,000	800,829
Westampton Township Board of
Education, GO Notes, Refunding	3.00	3/1/10	185,000 a	187,755
Westfield,
GO Notes, BAN	1.50	7/17/09	1,038,000	1,038,323

U.S. Related--1.7%
Eagle Tax-Exempt Trust
(Puerto Rico Sales Tax
Financing Corporation, Sales
Tax Revenue, BAN) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.64	6/7/09	2,000,000 b,c	2,000,000

Total Investments (cost $117,780,160)			101.3%	117,780,333
Liabilities, Less Cash and Receivables			(1.3%)	(1,543,908)
Net Assets			100.0%	116,236,425

a	Purchased on a delayed delivery basis.
b	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $17,915,000 or 15.4% of net assets.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	117,780,333
Level 3 - Significant Unobservable Inputs	-
Total	117,780,333

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.0%
Alabama Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,207,426
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	1,447,183
Alaska--1.6%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000	705,888
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,790,000	4,596,723
Arizona--1.5%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,157,860
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,844,423
Arkansas--.3%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,084,716
California--13.3%
Beaumont Financing Authority,
Local Agency Revenue (Insured;

AMBAC)	4.75	9/1/33	7,065,000	5,757,410
California,
GO	5.25	10/1/16	295,000	298,717
California,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	9/1/10	105,000 a	111,098
California,
GO (Various Purpose)	5.75	4/1/31	5,550,000	5,645,460
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	3,300,000	2,560,437
California Educational Facilities
Authority, Revenue (Pomona
College)	0.00	7/1/30	3,005,000 b	976,445
California Public Works Board,
LR (Department of Corrections)
(Ten Administrative
Segregation Housing Units)
(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,012,440
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,012,700
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000	1,931,512
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000 b	886,920
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000 b	967,891
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000 b	698,920
Golden State Tobacco

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	3,000,000	2,601,360
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000	4,652,582
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000	2,650,250
Nevada Joint Union High School
District, GO (Insured; FSA)	5.00	8/1/22	1,160,000	1,208,778
Pajaro Valley Unified School
District, GO (Insured; FSA)	0.00	8/1/26	1,500,000 b	556,350
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/27	4,110,000 b	1,436,281
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/28	4,000,000 b	1,304,600
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000	1,489,396
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
FSA)	0.00	9/1/21	1,615,000 b	880,643
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000	2,185,440
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000	1,780,938
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000	794,424
Colorado--4.3%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	475,610
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	520,908

Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000	1,105,480
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,303,272
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	1,976,491
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,009,520
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	1,806,260
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA) (Prerefunded)	0.00	6/15/11	7,300,000 a,b	2,854,373
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	4,750,000	3,115,810
Delaware--2.0%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,033,250
Delaware Housing Authority,
Revenue	5.15	7/1/17	560,000	570,220
Delaware Housing Authority,
Revenue	5.40	7/1/24	800,000	821,928
Florida--10.1%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured

Guaranty)	5.00	4/1/36	5,000,000	4,948,650
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/17	2,000,000	1,991,920
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,033,540
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,040,050
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,461,360
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,547,956
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,763,277
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,871,615
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,293,400
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	977,220
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,886,414

Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000	1,062,522
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/21	2,000,000	1,861,200
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/26	1,955,000	1,701,593
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/31	750,000	612,705
University of Central Florida,
COP (UCF Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,703,966
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,624,156
Georgia--3.6%
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,285,092
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,016,851
Carrollton Payroll Development
Authority, RAC (UWG Athletic

Complex, LLC Project)	6.25	6/15/34	3,895,000	4,081,921
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	2,000,000	2,313,340
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty)	5.63	6/15/38	2,000,000	2,059,200
Savannah Economic Development
Authority, Revenue (AASU
Student Union, LLC Project)
(Insured; Assured Guaranty)	5.00	6/15/32	1,240,000	1,244,452
Idaho--3.5%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000 a	5,558
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,157,088
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,790,611
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,681,400
Illinois--4.9%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,600,550
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty)	5.10	3/1/28	3,500,000	3,564,785
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	754,957
Illinois Finance Authority,
Revenue (Edward Hospital

Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	500,275
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/28	1,000,000	982,740
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,504,560
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; FSA)	5.25	5/15/27	6,000,000	6,081,180
Kentucky--.4%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,379,955
Louisiana--3.5%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	751,022
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/17	4,500,000	4,556,070
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty)	6.00	1/1/23	2,000,000	2,096,420
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	4,355,000	4,106,983
Maine--1.3%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,290,000	4,340,236
Maryland--2.7%

Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,108,695
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,075,000	1,075,473
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,976,093
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,421,586
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Prerefunded)	5.75	7/1/12	2,000,000 a	2,251,400
Michigan--4.4%
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/16	685,000	751,137
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,206,930
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	2,555,000	2,647,900
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	5.50	7/1/20	1,255,000	1,031,472
Lincoln Consolidated School
District, GO Unlimited Tax
(School Bond Loan Fund
Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,266,515

Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	3,750,000	3,076,162
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,288,421
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,339,520
Mississippi--1.1%
Horn Lake,
Special Assessment Bonds
(DeSoto Commons Project)
(Insured; AMBAC)	5.00	4/15/16	625,000	679,494
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,363,879
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	6.50	9/1/32	2,000,000	1,733,120
Missouri--.9%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	255,000	270,022
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	755,000	784,702
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	685,000	698,810
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,323,494

Nebraska--.8%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,469,393
New Hampshire--.6%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	783,393
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,210,426
New Jersey--1.5%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	80,458
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	217,042
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	875,775
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	3,632,340
New York--1.9%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,498,050
Seneca Nation Indians Capital
Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	1,000,000 c	652,530
North Carolina--.4%
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/25	1,250,000	1,218,587
Ohio--3.2%
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000	3,187,206
Lorain,
Hospital Improvement Revenue

(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	465,000	496,453
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,121,629
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,049,060
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	1,550,000	1,572,087
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,675,000	1,974,739
Oklahoma--.6%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)
(Prerefunded)	5.13	12/1/10	785,000 a	844,181
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,134,921
Oregon--1.1%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,621,060
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; National Public
Finance Guarantee Corp.)	5.50	1/1/14	590,000	597,818
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,549,365
Pennsylvania--8.3%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,479,720

Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,402,800
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000	1,406,440
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,602,120
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	950,920
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,305,525
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,724,900
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,450,000	2,496,428
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,144,680
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	3,500,000	3,668,560
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,419,391
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	284,135
Sayre Health Care Facilities

Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	730,000 a	826,798
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,500,850
Texas--13.3%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,441,323
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000	2,045,147
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000	701,460
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,179,157
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,109,836
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,031,540
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,434,705
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000	479,583
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000 b	61,965
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent

School Fund Guarantee Program)	5.00	8/15/20	415,000	443,228
Fort Worth,
General Purpose Bonds	5.00	3/1/20	700,000	743,281
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,061,180
Houston,
Tax and Revenue Certificates
of Obligation (Prerefunded)	5.63	3/1/11	300,000 a	323,841
Houston,
Tax and Revenue Certificates
of Obligation (Prerefunded)	5.63	3/1/11	550,000 a	593,708
Houston,
Water and Sewer System Revenue
(Insured; FSA)	5.00	12/1/18	1,145,000	1,206,681
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000	533,143
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	743,574
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	998,670
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000 b	1,264,400
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000 b	2,712,685
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000	1,018,442
Lubbock Housing Finance
Corporation, MFHR (Las

Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	856,410
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,350,947
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,193,368
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000 b	393,470
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000 b	1,689,732
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000	1,393,164
North Harris Montgomery Community
College District, Limited Tax
GO Building Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.38	2/15/17	145,000	156,501
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	3,000,000	3,127,740
North Texas Tollway Authority,
Revenue (Insured; Assured
Guaranty)	5.63	1/1/33	5,000,000	5,191,050
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,042,431
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	310,417

San Antonio,
GO	5.00	2/1/16	120,000	120,356
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000 b	1,580,990
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,222,728
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	490,000	543,180
Utah--.4%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	1,250,000	1,285,075
Virginia--.7%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,175,171
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000	1,265,904
Washington--2.1%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,330,774
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000	3,715,250
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;

Assured Guaranty)	5.50	8/15/24	1,000,000	1,021,070
Wisconsin--1.0%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,054,230
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,101,740
U.S. Related--.8%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000	924,820
Puerto Rico Public Finance
Corporation, Revenue (Insured;
FSA)	6.00	8/1/26	1,500,000	1,833,075
Total Long-Term Municipal Investments
(cost $332,235,757)				322,576,870
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)
California--.3%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.85	6/1/09	1,000,000 d	1,000,000
Nebraska--.1%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)	0.60	6/1/09	200,000 d	200,000
Texas--.7%
Oakbend Medical Center,
HR (LOC; Regions Bank)	3.10	6/1/09	1,500,000 d	1,500,000
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH

Nordbank)	3.90	6/1/09	1,000,000 d	1,000,000
Total Short-Term Municipal Investments
(cost $3,700,000)				3,700,000
Total Investments (cost $335,935,757)			99.2%	326,276,870
Cash and Receivables (Net)			.8%	2,773,238
Net Assets			100.0%	329,050,108

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, this security amounted to $652,530 or .2% of net assets.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $335,935,757. Net unrealized depreciation on investments was $9,658,887 of which $9,367,857 related to appreciated investment securities and $19,026,744 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	-	326,276,870	-	326,276,870
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.7%
Birmingham Special Care Facilities
Financing Authority - Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/30	1,930,000	1,389,291
Alaska--.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,370,160
Arizona--5.4%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,362,640
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	1,865,215
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,117,490
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	1,150,000	1,002,168
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.25	9/1/30	2,800,000	2,584,064
California--7.0%
California,

GO (Various Purpose)	6.50	4/1/33	2,000,000	2,180,380
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	2,105,000	2,179,454
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000	1,369,695
California Statewide Communities
Development Authority,
Environmental Facilities
Revenue (Microgy Holdings
Project)	9.00	12/1/38	1,500,000	1,183,395
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	995,000	816,587
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	3,300,000	2,515,821
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,750,000	1,926,897
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,000,000	1,333,080
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000 a	443,439
Colorado--3.6%
Arista Metropolitan District,
Special Revenue	6.75	12/1/35	1,000,000	697,070
Arista Metropolitan District,
Subordinate Special Revenue	9.25	12/1/37	1,000,000	844,310
Colorado Educational and Cultural

Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High
School Project)	5.50	6/1/37	2,000,000	1,329,860
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,500,000	2,498,965
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000	1,255,428
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	610,000	612,538
Connecticut--1.7%
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000	1,610,566
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,000,000 b	1,735,170
District of Columbia--2.4%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	2,830,000	2,962,019
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	1,220,000	1,305,010
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000 a	315,588
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000	214,474
Florida--1.6%

Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000 b	814,040
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000 c	2,400,040
Georgia--.8%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,685,000	1,608,198
Idaho--1.8%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	4,000,000	3,539,160
Illinois--6.7%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	400,000	405,876
Harvey,
GO	5.63	12/1/32	4,000,000	3,671,120
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project) (Prerefunded)	6.25	5/1/12	1,000,000 d	1,147,200
Illinois Finance Authority,
MFHR (Dekalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	1,862,025
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000	2,256,840
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline SLF
Project)	6.00	12/1/41	1,000,000	666,870
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living
Project)	7.00	12/1/42	2,000,000	1,542,740

Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/26	3,755,000	1,675,105
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/27	420,000	184,321
Kansas--1.6%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	840,000	807,836
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	2,320,000	2,400,110
Kentucky--.5%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,070,492
Louisiana--6.0%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	3,799,326
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	3,216,680
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	2,691,760
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000	2,419,060
Maryland--2.3%
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	3,000,000	3,243,690
Maryland Health and Higher

Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,319,248
Massachusetts--.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,264,174
Michigan--4.3%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,419,205
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	1,512,860
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,185,000	3,454,969
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,259,580
Minnesota--2.4%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage Grove,
Inc. Project)	6.00	12/1/46	1,500,000	1,155,390
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	2,000,000	1,640,260
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	1,500,000	1,203,015
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,000,000	769,330
Mississippi--1.8%
Mississippi Business Finance

Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	1,500,000	1,395,390
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	2,060,000	2,116,526
Missouri--1.2%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.63	12/1/28	2,000,000	1,818,340
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	525,000	561,619
New Hampshire--.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,425,532
New Jersey--4.8%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	678,960
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	3,070,000	2,525,505
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	425,000	344,080
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,374,704
New Jersey Health Care Facilities
Financing Authority, Revenue
(Bayonne Hospital Obligated
Group Issue) (Insured; FSA)	6.25	7/1/12	1,815,000	1,786,232
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Healthcare
System Obligated Group Issue)	6.63	7/1/38	3,000,000	2,561,910

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	250,000	220,725
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 a	165,160
New Mexico--.9%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	1,000,000	999,890
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	745,000	760,585
New York--2.1%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,311,750
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	2,987,760
North Carolina--.4%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	845,860
Oklahoma--.8%
Oklahoma Development Finance
Authority, SWDR (Waste
Management of Oklahoma, Inc.
Project)	7.00	12/1/10	1,500,000	1,542,435
Other State--.5%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000 b	1,017,280
Pennsylvania--4.1%

Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	4,005,300
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery, Inc. Project)	6.88	4/1/36	2,000,000	1,571,080
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	1,500,000	1,313,625
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	1,825,000	1,371,268
South Carolina--1.1%
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	2,500,000	2,116,625
Tennessee--2.4%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/23	2,730,000	2,392,408
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	5.00	10/1/25	425,000	322,379
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	2,800,000	2,037,364
Texas--13.5%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	6,000,000	4,208,760
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	2,000,000	1,075,300

Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	2,500,000	1,031,525
Brazos River Authority,
Revenue (Houston Industries
Inc. Project) (Insured; AMBAC)	5.13	5/1/19	1,950,000	1,886,898
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	1,000,000	987,010
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	1,000,000	746,700
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	3,900,000	2,426,346
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	9.00	5/1/15	1,640,000	987,165
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	866,220
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	2,221,850
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc.
Project)	5.20	4/1/18	1,500,000	1,414,065
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	1,175,000	1,225,032
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,781,067
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue

(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	1,664,505
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	3,750,000	2,851,275
Virginia--1.7%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	3,000,000	3,409,650
Washington--2.2%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,640,000	1,200,677
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,013,025
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,289,348
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	918,687
West Virginia--.6%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,405,000	1,206,066
Wisconsin--2.6%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	2,465,000	2,635,652
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.38	6/1/12	2,300,000 d	2,562,522
Wyoming--.4%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000	806,280

U.S. Related--1.4%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	2,774,460
Total Long-Term Municipal Investments
(cost $225,282,608)				187,201,671
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.3%	Rate (%)	Date	Amount ($)	Value ($)
Idaho--.1%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	0.50	6/1/09	250,000 e	250,000
New York--.9%
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Dexia Credit Locale)	0.25	6/1/09	1,000,000 e	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.75	6/1/09	200,000 e	200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.85	6/1/09	600,000 e	600,000
Pennsylvania--1.3%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.25	6/7/09	2,600,000 e	2,600,000
Total Short-Term Municipal Investments
(cost $4,650,000)				4,650,000
Total Investments (cost $229,932,608)			95.6%	191,851,671
Cash and Receivables (Net)			4.4%	8,741,863
Net Assets			100.0%	200,593,534

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $3,566,490 or 1.8% of net assets.
c	Non-income producing--security in default.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $229,932,608. Net unrealized depreciation on investments was $38,080,937 of which $4,953,852 related to appreciated investment securities and $43,034,789 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	-	191,851,671	-	191,851,671
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)